Components of Income Before Income Taxes From Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
United States	$ 59,628	$ 58,383	$ 67,668
Foreign	344,745	310,952	263,011
Income before income taxes	$ 404,373	$ 369,335	$ 330,679